Commitments and Contingencies (Details Narrative) - USD ($)								1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 22, 2023	May 23, 2023	Oct. 12, 2022	Oct. 03, 2022	Sep. 15, 2022	Sep. 12, 2022	Sep. 01, 2022	Apr. 22, 2021	Sep. 30, 2023	Dec. 31, 2021
Common stock sold for cash			$ 15,000						$ 300,000
Series B Preferred Stock [Member]
Common stock sold for cash			$ 150,000	$ 499,995		$ 150,000
Stock Issued During Period, Shares, New Issues			10,000	3,333,300		10,000
Isiah L Thomas III [Member] | Series B Preferred Stock [Member]
Common stock sold for cash								$ 50,010
Stock Issued During Period, Shares, New Issues				33,333				3,334
Scenario One [Member]
Gross proceeds		$ 2,000,000
Sale of equity		200,000
Scenario Two [Member]
Gross proceeds		1,000,000
Sale of equity		80,000
Scenario Three [Member]
Gross proceeds		1,000,000
Sale of equity		60,000
Scenario Four [Member]
Gross proceeds		1,000,000
Sale of equity		40,000
President [Member]
Base salary	$ 240,000	$ 60,000
Common Stock [Member]
Common stock sold for cash									$ 3,000	$ 750
Stock Issued During Period, Shares, New Issues					1,341,276				3,000,000	750,000
Common Stock [Member] | President [Member]
Shares issued	1,500,000
Shares issued	$ 380,000
Advisor Agreement [Member]
Consultation fee	5,000
Gross proceeds	5,000,000
Advisor bonus	$ 200,000
Tysadco Partners, LLC [Member] | ELOC Purchase Agreement [Member]
Common stock sold for cash							$ 10,000,000
Tysadco Partners, LLC [Member] | ELOC Purchase Agreement [Member] | Common Stock [Member]
Common stock, conversion basis							The purchase price of the shares of common stock to be purchased under the Purchase Agreement will be equal to 88% of the lowest daily “VWAP” during the period of 10 trading days beginning five trading days preceding the applicable Request. Each purchase under the Purchase Agreement will be in a minimum amount of $25,000 and a maximum amount equal to the lesser of (i) $1,000,000 and (ii) 500% of the average daily trading value of the common stock over the seven trading days preceding the delivery of the applicable Request Notice.
Tysadco Partners, LLC [Member] | E L O C Purchases Agreement [Member] | Common Stock [Member]
Common stock, conversion basis							The purchase price of the shares of common stock to be purchased under the Purchase Agreement will be equal to 88% of the lowest daily “VWAP” during the period of 10 trading days beginning five trading days preceding the applicable Request. Each purchase under the Purchase Agreement will be in a minimum amount of $25,000 and a maximum amount equal to the lesser of (i) $1,000,000 and (ii) 500% of the average daily trading value of the common stock over the seven trading days preceding the delivery of the applicable Request Notice